Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets	$ 149	$ 444	$ 221
Net repayment of interest bearing liabilities	7,327	3,289	3,358
Other outflows from investing activities	$ (408)	$ (377)	(271)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets			151
Net repayment of interest bearing liabilities			33
Purchases of property, plant and equipment and capitalised exploration			1,144
Proceeds from sale of investment in subsidiaries associates joint operations and joint venture net of cash acquired			91
Other outflows from investing activities			$ 2